Schedule of Investments (unaudited)	iShares® Asia/Pacific Dividend ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 44.0%
Ampol Ltd.	30,123	$659,843
ANZ Group Holdings Ltd.	111,796	2,126,923
Bank of Queensland Ltd.	132,836	548,930
Bendigo & Adelaide Bank Ltd.	87,952	720,022
BHP Group Ltd.	122,861	3,412,457
Deterra Royalties Ltd.	128,331	335,519
Elders Ltd.	48,387	301,587
Fortescue Ltd.	134,783	1,677,082
Harvey Norman Holdings Ltd.	119,081	373,988
IGO Ltd.	142,042	520,173
JB Hi-Fi Ltd.	12,906	589,270
Magellan Financial Group Ltd.	63,995	429,651
Nick Scali Ltd.	22,786	234,808
Nickel Industries Ltd.	771,090	432,193
Perpetual Ltd.	18,476	268,381
Rio Tinto Ltd.	19,905	1,529,542
Santos Ltd.	263,166	1,371,860
Super Retail Group Ltd.	32,802	343,624
Viva Energy Group Ltd.(a)	164,811	351,567
Westpac Banking Corp.	102,420	2,001,573
		18,228,993
Hong Kong — 32.2%
BOC Hong Kong Holdings Ltd.	378,500	1,101,178
CK Asset Holdings Ltd.	224,000	855,920
CK Hutchison Holdings Ltd.	278,000	1,452,302
CK Infrastructure Holdings Ltd.	98,000	653,635
Hang Seng Bank Ltd.	87,100	1,066,611
Henderson Land Development Co. Ltd.	304,000	853,882
Hongkong Land Holdings Ltd.	213,700	690,168
Hysan Development Co. Ltd.	273,000	373,871
Jardine Matheson Holdings Ltd.	21,000	739,808
Kerry Properties Ltd.	347,000	591,160
New World Development Co. Ltd.(b)	296,250	276,178
PCCW Ltd.	1,575,000	816,598
Power Assets Holdings Ltd.	160,500	1,022,942
Sino Land Co. Ltd.	710,000	734,394
Sun Hung Kai Properties Ltd.	135,000	1,168,901
Swire Pacific Ltd., Class A	61,000	526,233
Swire Properties Ltd.	259,800	410,310
		13,334,091
Japan — 2.6%
Haseko Corp.	31,400	391,855
Iino Kaiun Kaisha Ltd.	24,400	206,198
Mitsuboshi Belting Ltd.	8,300	243,489
Nishimatsu Construction Co. Ltd.	7,500	244,451
		1,085,993
New Zealand — 1.7%
Spark New Zealand Ltd.	264,957	680,935

Security	Shares	Value

Singapore — 19.4%
DBS Group Holdings Ltd.(b)	69,400	$1,901,797
Jardine Cycle & Carriage Ltd.(b)	22,300	434,223
Keppel Ltd.	135,500	674,365
Oversea-Chinese Banking Corp. Ltd.	174,300	1,940,072
United Overseas Bank Ltd.	73,300	1,777,428
Venture Corp. Ltd.	48,700	551,302
Wilmar International Ltd.	320,500	764,243
		8,043,430

Total Common Stocks — 99.9%
(Cost: $42,599,868)		41,373,442

Warrants

Australia — 0.0%
Magellan Financial Group Ltd. (Issued/Exercisable
04/14/22, 1 Share for 1 Warrant, Expires 04/16/27,
Strike Price AUD 35.00)(c)	1	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.9%
(Cost: $42,599,868)		41,373,442

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.45%(d)(e)(f)	514,103	514,309
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%(d)(e)	10,000	10,000

Total Short-Term Securities — 1.3%
(Cost: $524,290)		524,309

Total Investments — 101.2%
(Cost: $43,124,158)		41,897,751

Liabilities in Excess of Other Assets — (1.2)%		(488,864)

Net Assets — 100.0%		$41,408,887

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$332,461	$181,871	(a)	$—	$(56)	$33	$514,309	514,103	$3,546	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—	—	—	10,000	10,000	678		—
					$(56)	$33	$524,309		$4,224		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	1	08/29/24	$24	$(12)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$41,373,442	$—	$41,373,442
Warrants	—	—	—	—

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$524,309	$—	$—	$524,309
	$524,309	$41,373,442	$—	$41,897,751
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(12)	$—	$(12)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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